FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09869
                                    ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/07
                           --------



Item 1. Schedule of Investments.


Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Floating Rate Master Series .......................................   3
Notes to Statement of Investments ..........................................  18

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS
  ADVERTISING/MARKETING SERVICES
  Dex Media West LLC,
     Term Loan B1, 6.26% - 7.08%, 3/09/10 ..........................  United States     $    2,196,095    $  2,180,130         0.28
     Term Loan B2, 6.67% - 7.22%, 3/09/10 ..........................  United States            789,130         783,393         0.10
  Idearc Inc.,
     Term Loan A, 6.86%, 11/17/13 ..................................  United States          2,000,000       1,966,040         0.25
     Term Loan B, 7.36%, 11/17/14 ..................................  United States          6,536,036       6,483,944         0.83
  R.H. Donnelley Inc., Term Loan D-2, 6.46% - 7.22%,
    6/30/11 ........................................................  United States          2,695,949       2,683,197         0.35
                                                                                                          ------------   -----------
                                                                                                            14,096,704         1.81
                                                                                                          ------------   -----------
  AEROSPACE & DEFENSE
  BE Aerospace Inc., Term Loan B, 6.76% - 7.26%, 8/24/12 ...........  United States          2,616,667       2,560,068         0.33
  CACI International Inc., Term Loan B, 6.60% - 7.23%,
    5/03/11 ........................................................  United States          2,402,003       2,345,748         0.30
  Dyncorp International LLC, Term Loan B, 7.25%, 2/11/11 ...........  United States          2,625,258       2,571,912         0.33
  Hawker Beechcraft Inc.,
     Synthetic L/C, 5.198%, 3/26/14 ................................  United States            195,035         190,634         0.02
     Term Loan B, 6.819% - 7.198%, 3/26/14 .........................  United States          2,293,440       2,241,677         0.29
  ILC Industries Inc., Term Loan B, 7.448%, 2/24/12 ................  United States            842,611         816,254         0.10
  Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
    6.901%, 12/31/11 ...............................................  United States          2,989,851       2,945,751         0.38
  TransDigm Inc., Term Loan B, 7.20%, 6/23/13 ......................  United States          4,400,000       4,268,088         0.55
  Vought Aircraft Industries Inc., Term Loan B, 7.34%,
    12/22/11 .......................................................  United States          4,264,976       4,196,821         0.54
                                                                                                          ------------   -----------
                                                                                                            22,136,953         2.84
                                                                                                          ------------   -----------
  APPAREL/FOOTWEAR
  Hanesbrands Inc., Term Loan B, 6.606% - 6.815%,
    9/05/13 ........................................................  United States            942,522         931,155         0.12
  Warnaco Inc., Term Loan, 6.47% - 8.25%, 1/31/13 ..................  United States          1,030,260       1,008,789         0.13
                                                                                                          ------------   -----------
                                                                                                             1,939,944         0.25
                                                                                                          ------------   -----------
  APPAREL/FOOTWEAR RETAIL
  Easton Bell Sports Inc., Term Loan B, 6.85% - 6.90%,
    3/16/12 ........................................................  United States          3,879,624       3,726,302         0.48
  The William Carter Co., Term Loan B, 6.253% - 6.46%,
    7/14/12 ........................................................  United States          1,482,688       1,465,370         0.19
                                                                                                          ------------   -----------
                                                                                                             5,191,672         0.67
                                                                                                          ------------   -----------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
  Cooper Standard Automotive Inc.,
     Term Loan B, 7.75%, 12/23/11 ..................................     Canada              1,919,347       1,881,651         0.24
     Term Loan C, 7.75%, 12/23/11 ..................................  United States          4,763,451       4,669,897         0.60
  Dayco Products LLC (Mark IV), Term Loan B, 7.65% - 7.89%,
    6/23/11 ........................................................  United States          3,816,213       3,761,603         0.48
  Key Safety Systems Inc., Term Loan B, 7.27% - 7.45%,
    3/10/14 ........................................................  United States          2,587,000       2,506,518         0.32


                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONTINUED)
  Tenneco Inc., Synthetic L/C, 6.624%, 3/16/14 .....................  United States     $    3,600,867    $  3,473,505         0.45
  TRW Automotive Inc., Tranche B-1 Term Loan,
    6.688% - 6.875%, 2/09/14 .......................................  United States          1,378,532       1,361,976         0.17
                                                                                                          ------------   -----------
                                                                                                            17,655,150         2.26
                                                                                                          ------------   -----------
  AUTOMOTIVE AFTERMARKET
  Affinia Group Inc., Term Loan B, 7.96%, 11/30/11 .................  United States          4,762,586       4,658,428         0.60
  United Components Inc., Term Loan D, 7.38%, 6/29/12 ..............  United States          2,737,452       2,641,970         0.34
                                                                                                          ------------   -----------
                                                                                                             7,300,398         0.94
                                                                                                          ------------   -----------
  BEVERAGES: ALCOHOLIC
  Constellation Brands Inc., Term Loan B, 6.688%, 6/05/13 ..........  United States          1,440,000       1,425,629         0.18
                                                                                                          ------------   -----------
  BROADCASTING
  Citadel Broadcasting Corp., Term Loan B, 6.385% - 6.825%,
    6/12/14 ........................................................  United States          9,022,642       8,651,631         1.11
  Entravision Communications Corp., Term Loan B, 6.73%,
    3/29/13 ........................................................  United States          4,933,108       4,837,801         0.62
  Gray Television Inc., Term Loan B, 6.73%, 12/31/14 ...............  United States          4,100,000       3,950,268         0.51
  LBI Media Inc., Term Loan B, 6.319%, 3/31/12 .....................  United States            985,000         957,016         0.12
  Mission Broadcasting Inc., Term Loan B, 6.948%,
    10/01/12 .......................................................  United States          2,997,954       2,893,565         0.37
  Nexstar Broadcasting Inc., Term Loan B, 6.948%,
    10/01/12 .......................................................  United States          2,839,205       2,740,343         0.35
  NextMedia Inc.,
     Delay Draw, 7.122%, 11/15/12 ..................................  United States            465,772         450,280         0.06
     Initial Term Loan, 7.045%, 11/15/12 ...........................  United States          1,047,987       1,013,257         0.13
  Spanish Broadcasting System Inc., Term Loan B, 6.95%,
    6/11/12 ........................................................  United States          1,950,000       1,852,520         0.24
  Univision Communications Inc.,
     Delayed Draw Term Loan, 7.003%, 9/29/14 .......................  United States            291,946         276,447         0.03
     Term Loan B, 7.21%, 9/29/14 ...................................  United States          7,986,577       7,593,158         0.97
                                                                                                          ------------   -----------
                                                                                                            35,216,286         4.51
                                                                                                          ------------   -----------
  BUILDING PRODUCTS
  Goodman Global Holdings Inc., Term Loan C, 7.188%,
    12/15/11 .......................................................  United States          1,146,890       1,132,405         0.15
  Headwaters Inc., Term Loan B, 6.90%, 4/30/11 .....................  United States          1,134,074       1,113,309         0.14
  Mueller Water Products Inc., Term Loan B, 6.503% - 7.315%,
    5/26/14 ........................................................  United States          2,131,974       2,082,577         0.27
  NCI Building Systems Inc., Term Loan B, 6.50% - 7.01%,
    6/18/10 ........................................................  United States          2,246,060       2,190,672         0.28
  Nortek Inc., Term Loan, 7.05% - 8.75%, 8/27/11 ...................  United States          9,348,496       9,138,809         1.17
                                                                                                          ------------   -----------
                                                                                                            15,657,772         2.01
                                                                                                          ------------   -----------


4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CABLE/SATELLITE TELEVISION
  Charter Communications Operating LLC, Term Loan, 6.99%,
    3/06/14 .......................................................   United States     $    7,008,399    $  6,768,081         0.87
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    6.875%, 3/29/13 ...............................................   United States          8,850,982       8,644,223         1.11
  DIRECTV Holdings LLC, Term Loan B, 6.253%, 4/13/13 ..............   United States          2,057,123       2,044,534         0.26
  Discovery Communications Inc., Term Loan B, 7.198%,
    5/14/14 .......................................................   United States          3,790,500       3,722,953         0.48
  Insight Midwest Holdings, Term Loan B, 7.00%, 4/02/14 ...........   United States          5,900,000       5,788,195         0.74
  Intelsat Corp. (Panamsat), Term Loan B2, 7.124%,
    1/03/14 .......................................................   United States          6,353,272       6,240,121         0.80
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.124%,
    6/30/13 .......................................................   United States          4,366,995       4,297,734         0.55
  MCC Iowa,
     Term Loan D-1, 6.61%, 1/31/15 ................................   United States          3,985,736       3,872,382         0.50
     Term Loan D-2 (Delayed Draw), 6.61%, 1/31/15 .................   United States          1,524,728       1,481,365         0.19
  Mediacom LLC, Term Loan C, 6.61%, 1/31/15 .......................   United States          2,270,344       2,205,775         0.28
  UPC Financing Partnership, Term Loan N, 7.13%,
    12/31/14 ......................................................     Netherlands          7,500,000       7,199,100         0.92
                                                                                                          ------------   -----------
                                                                                                            52,264,463         6.70
                                                                                                          ------------   -----------
  CASINOS/GAMING
  Ameristar Casinos Inc., Term Loan B, 7.428%, 11/10/12 ...........   United States          1,994,924       1,991,193         0.25
  CCM Merger Inc. (MotorCity Casino), Term Loan B,
    7.198% - 7.72%, 7/13/12 .......................................   United States          2,823,713       2,762,749         0.35
  Greektown Holdings LLC,
     Term Loan B, 8.00%, 12/03/12 .................................   United States          2,650,612       2,586,441         0.33
     Term Loan B Add-On, 8.00%, 12/03/12 ..........................   United States            499,000         486,919         0.06
  Green Valley Ranch Gaming LLC, Term Loan B,
    7.198% - 7.541%, 2/16/14 ......................................   United States          3,331,714       3,249,420         0.42
  Herbst Gaming Inc.,
     Delayed Draw Term Loan, 8.168% - 8.198%, 12/02/11 ............   United States            431,167         426,458         0.05
     Term Loan B, 8.143% - 8.198%, 12/02/11 .......................   United States            860,167         850,774         0.11
  Isle of Capri Black Hawk LLC, Term Loan, 7.125% - 7.703%,
    10/24/11 ......................................................   United States          4,522,535       4,434,346         0.57
  Las Vegas Sands LLC, Term Loan B, 6.95%, 5/23/14 ................   United States          2,154,600       2,093,862         0.27
  VML U.S. Finance LLC (Venetian Macau),
     Delay Draw, 7.45%, 5/25/12 ...................................       Macau              2,766,667       2,721,847         0.35
     New Project Term Loans, 7.45%, 5/25/13 .......................       Macau              1,000,000         979,970         0.13
     Term Loan B, 7.45%, 5/24/13 ..................................       Macau              2,033,333       1,993,439         0.26
                                                                                                          ------------   -----------
                                                                                                            24,577,418         3.15
                                                                                                          ------------   -----------
  CHEMICALS: MAJOR DIVERSIFIED
  Celanese U.S. Holdings LLC, Dollar Term Loan, 6.979%,
    4/02/14 .......................................................   United States          3,776,013       3,732,815         0.48
  Huntsman International LLC, Term Loan B, 6.643%,
    4/21/14 .......................................................   United States          3,024,708       3,000,843         0.38


                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CHEMICALS: MAJOR DIVERSIFIED (CONTINUED)
  Ineos U.S. Finance LLC,
     Term Loan B2, 7.357% - 7.451%, 12/16/13 ......................   United States     $    1,683,000    $  1,648,953         0.21
     Term Loan C2, 7.857% - 7.951%, 12/23/14 ......................   United States          1,683,000       1,645,486         0.21
  Invista Canada Co., Term Loan B2, 6.698%, 4/29/11 ...............      Canada                989,529         980,009         0.13
  Invista SARL, Term Loan B1, 6.698%, 4/29/11 .....................    Luxembourg            1,866,774       1,848,816         0.24
  Lyondell Chemical Co., Term Loan, 6.25% - 6.856%,
    8/16/13 .......................................................   United States          2,610,481       2,596,045         0.33
                                                                                                          ------------   -----------
                                                                                                            15,452,967         1.98
                                                                                                          ------------   -----------
  CHEMICALS: SPECIALTY
  Brenntag Holding GmbH & Co. KG,
     Acquisition Facility, 7.387%, 1/20/14 ........................      Germany               451,636         443,371         0.06
     Term Loan B2, 7.387%, 1/20/14 ................................      Germany             1,848,364       1,809,382         0.23
  Cognis GmbH, Term Loan C, 7.694%, 9/15/13 .......................      Germany             2,300,000       2,181,941         0.28
  Hexion Specialty Chemicals Inc.,
     Term Loan C-1, 7.50%, 5/03/13 ................................   United States          6,827,790       6,704,549         0.86
     Term Loan C-2, 7.50%, 5/03/13 ................................    Netherlands           1,483,190       1,456,419         0.19
  ISP Chemco LLC, Term Loan B, 6.813% - 7.313%,
    6/04/14 .......................................................   United States          3,092,250       2,991,876         0.38
  Nalco Co., Term Loan B, 6.872% - 7.12%, 11/04/10 ................   United States          3,296,469       3,286,481         0.42
  Oxbow Carbon LLC,
     Delayed Draw Term Loan, 7.198%, 5/08/14 ......................   United States            281,174         265,274         0.03
     Term Loan B, 6.753% - 7.198%, 5/08/14 ........................   United States          3,202,030       3,020,955         0.39
  Rockwood Specialties Group Inc., Term Loan E, 6.46%,
    7/30/12 .......................................................   United States          1,702,752       1,679,237         0.22
  Vertellus Specialties Inc., First Lien Term Loan, 8.45% - 8.49%,
    7/10/13 .......................................................   United States          2,172,500       2,110,453         0.27
                                                                                                          ------------   -----------
                                                                                                            25,949,938         3.33
                                                                                                          ------------   -----------
  COAL
  Alpha Natural Resources LLC, Term Loan B, 6.948%,
     10/26/12 ......................................................   United States         1,062,796       1,051,073         0.13
                                                                                                          ------------   -----------
  COMMERCIAL PRINTING/FORMS
  Cenveo Corp.,
     Delayed Draw Term Loan, 6.988%, 6/21/13 ......................   United States             43,698          42,443         0.01
     Term Loan C, 6.988%, 6/21/13 .................................   United States          2,209,469       2,146,057         0.27
                                                                                                          ------------   -----------
                                                                                                             2,188,500         0.28
                                                                                                          ------------   -----------
  CONSUMER SUNDRIES
  Central Garden & Pet Co., Term Loan B, 6.32% - 6.60%,
    9/30/12 .......................................................   United States          3,946,352       3,697,850         0.47
  Chattem Inc., Term Loan B, 6.884% - 6.974%,  1/02/13 ............   United States            582,000         580,830         0.08
                                                                                                          ------------   -----------
                                                                                                             4,278,680         0.55
                                                                                                          ------------   -----------


6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONTAINERS/PACKAGING
  Altivity Packaging LLC (Bluegrass Container Co.),
     Delayed Draw First Lien Term Loan, 7.003% - 7.448%,
       6/30/13 ....................................................   United States     $      541,224    $    538,068         0.07
     First Lien Term Loan, 7.003% - 7.448%, 6/30/13 ...............   United States          1,808,827       1,798,281         0.23
  Graham Packaging Co. LP, New Term Loan, 7.50% - 8.00%,
    10/07/11 ......................................................   United States          4,205,894       4,127,496         0.53
  Smurfit-Stone Container Canada Inc.,
     Term Loan C, 7.188% - 7.625%, 11/01/11 .......................       Canada               560,829         549,848         0.07
     Term Loan C-1, 7.188%, 11/01/11 ..............................       Canada               187,742         183,135         0.03
  Smurfit-Stone Container Enterprises,
     L/C Term Loan, 5.023%, 11/01/10 ..............................   United States            261,990         256,302         0.03
     Term Loan B, 7.188% - 7.625%, 11/01/11 .......................   United States            341,824         335,131         0.04
                                                                                                          ------------   -----------
                                                                                                             7,788,261         1.00
                                                                                                          ------------   -----------
  DATA PROCESSING SERVICES
  InfoUSA Inc.,
     2007 Term Loan, 7.20%, 2/10/12 ...............................   United States          1,389,500       1,347,106         0.17
     Term Loan B, 7.20%, 2/10/12 ..................................   United States          2,908,574       2,819,833         0.36
                                                                                                          ------------   -----------
                                                                                                             4,166,939         0.53
                                                                                                          ------------   -----------
  DEPARTMENT STORES
  Neiman Marcus Group Inc., Term Loan, 7.448%, 4/06/13 ............   United States            348,523         343,208         0.04
                                                                                                          ------------   -----------
  DRUG STORE CHAINS
  Rite Aid Corp., Tranche 2 Term Loan, 6.63% - 6.88%,
    6/04/14 .......................................................   United States          3,400,000       3,313,980         0.42
                                                                                                          ------------   -----------
  ELECTRIC UTILITIES
  Ashmore Energy International,
     Synthetic Revolver, 5.26%, 3/30/12 ...........................  Cayman Islands            180,405         175,783         0.02
     Term Loan, 8.198%, 3/30/14 ...................................  Cayman Islands            825,239         803,940         0.10
  Dynegy Holdings Inc.,
     Term L/C Facility, 6.319%, 4/02/13 ...........................   United States          3,716,004       3,579,738         0.46
     Term Loan B, 6.626%, 4/02/13 .................................   United States            383,996         369,915         0.05
  NRG Energy Inc.,
     Credit Link, 6.848%, 2/01/13 .................................   United States          2,527,494       2,483,870         0.32
     Term Loan, 6.948%, 2/01/13 ...................................   United States          6,072,896       5,968,077         0.76
c Texas Competitive Electric Holdings Co. LLC,
     Term Loan B-2, 10.00%, 10/10/14 ..............................   United States          6,000,000       5,992,080         0.77
     Term Loan B-3, 10.00%, 10/10/14 ..............................   United States          1,000,000       1,000,000         0.13
                                                                                                          ------------   -----------
                                                                                                            20,373,403         2.61
                                                                                                          ------------   -----------
  ELECTRICAL PRODUCTS
  Edwards (Cayman Islands II) Ltd., Term Loan B, 7.541%,
    5/31/14 .......................................................  Cayman Islands          1,396,500       1,294,541         0.17
  EnerSys Capital Inc., Term Loan D, 6.875% - 7.245%,
    3/17/11 .......................................................   United States          2,644,103       2,585,245         0.33
                                                                                                          ------------   -----------
                                                                                                             3,879,786         0.50
                                                                                                          ------------   -----------


                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                    COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  ELECTRONIC COMPONENTS
c Flextronics International USA Inc.,
     Term Loan A, 8.75%, 10/01/14 .................................   United States     $    2,408,036    $  2,384,004         0.31
     Term Loan A-1, 8.75%, 10/01/14 ...............................   United States            691,964         685,058         0.09
  Freescale Semiconductor Inc., Term Loan B, 7.33%,
    12/02/13 ......................................................   United States          3,453,788       3,310,145         0.42
  H3C Holdings Ltd., Term Loan B, 8.141%, 9/28/12 .................  Cayman Islands          3,465,000       3,364,099         0.43
  Marvell Technology Group Ltd., Term Loan, 7.698%,
    11/09/09 ......................................................      Bermuda             3,660,688       3,606,949         0.46
                                                                                                          ------------   -----------
                                                                                                            13,350,255         1.71
                                                                                                          ------------   -----------
  ELECTRONICS/APPLIANCES
  DEI Sales Inc., Term Loan B, 7.698% - 7.744%, 9/22/13 ...........   United States          2,029,574       1,730,638         0.22
  Jarden Corp.,
     Term Loan B1, 6.948%, 1/24/12 ................................   United States            617,415         604,332         0.08
     Term Loan B2, 6.948%, 1/24/12 ................................   United States          4,354,763       4,259,089         0.55
                                                                                                          ------------   -----------
                                                                                                             6,594,059         0.85
                                                                                                          ------------   -----------
  ENVIRONMENTAL SERVICES
  Allied Waste North America Inc.,
     Credit Link, 5.121%, 3/28/14 .................................   United States            969,904         958,100         0.12
     Term Loan B, 6.279% - 6.89%, 1/15/12 .........................   United States          1,803,163       1,781,219         0.23
  Casella Waste Systems Inc., Term Loan B, 6.998% - 7.36%,
    4/28/10 .......................................................   United States          1,989,714       1,963,211         0.25
  EnviroSolutions Inc., Term Loan B, 8.778% - 9.263%,
    7/07/12 .......................................................   United States          2,830,882       2,762,686         0.35
  IESI Corp., Term Loan B, 6.819% - 7.26%, 1/21/12 ................   United States          1,900,000       1,856,452         0.24
  Safety-Kleen Systems Inc.,
     Synthetic L/C, 5.188%, 8/02/13 ...............................   United States            305,085         299,520         0.04
     Term Loan B, 7.688%, 8/02/13 .................................   United States          1,157,797       1,136,678         0.15
                                                                                                          ------------   -----------
                                                                                                            10,757,866         1.38
                                                                                                          ------------   -----------
  FINANCE/RENTAL/LEASING
  Ashtead Group PLC, Term Loan, 7.125%, 8/31/11 ...................  United Kingdom          1,584,000       1,553,872         0.20
  Bakercorp., Term Loan C, 7.003% - 7.61%, 5/08/14 ................   United States          2,388,000       2,326,676         0.30
  Hertz Corp.,
     Credit Link, 5.238%, 12/21/12 ................................   United States            240,125         236,410         0.03
     Term Loan B, 6.86% - 7.00%, 12/21/12 .........................   United States          1,334,638       1,313,992         0.17
  RSC Holdings III, ABL Term Loan, 6.95% - 7.00%,
    11/27/12 ......................................................   United States          3,465,000       3,426,019         0.44
                                                                                                          ------------   -----------
                                                                                                             8,856,969         1.14
                                                                                                          ------------   -----------
  FOOD DISTRIBUTORS
  OSI Group LLC,
     German Term Loan, 7.198%, 9/02/11 ............................      Germany               431,111         422,799         0.05
     Netherlands Term Loan, 7.198%, 9/02/11 .......................     Netherlands            538,889         528,499         0.07
     U.S. Term Loan, 7.198%, 9/02/11 ..............................   United States            970,000         951,299         0.12
                                                                                                          ------------   -----------
                                                                                                             1,902,597         0.24
                                                                                                          ------------   -----------


8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FOOD: MAJOR DIVERSIFIED
  Del Monte Foods Co., Term Loan B, 6.356% - 6.565%,
    2/08/12 .......................................................   United States     $    1,216,637    $  1,205,565         0.15
  Pinnacle Foods Finance LLC, Term Loan B, 7.948%,
    4/02/14 .......................................................   United States          3,317,982       3,241,337         0.42
                                                                                                          ------------   -----------
                                                                                                             4,446,902         0.57
                                                                                                          ------------   -----------
  FOOD: MEAT/FISH/DAIRY
  Bumble Bee Foods LLC, Term Loan B, 7.474% - 7.606%,
    5/02/12 .......................................................   United States            800,000         784,160         0.10
  Dean Foods Co., Term Loan B, 6.70%, 4/02/14 .....................   United States          5,865,513       5,680,456         0.73
                                                                                                          ------------   -----------
                                                                                                             6,464,616         0.83
                                                                                                          ------------   -----------
  FOOD: SPECIALTY/CANDY
  CBRL Group (Cracker Barrel),
     Term Loan B1, 6.86%, 4/27/13 .................................   United States          1,219,334       1,184,778         0.15
     Term Loan B2 (Delayed Draw), 6.86% - 8.00%, 4/27/13 ..........   United States            426,707         414,614         0.05
  Herbalife International Inc., Term Loan B, 6.26%, 7/21/13 .......   United States          1,162,869       1,147,589         0.15
                                                                                                          ------------   -----------
                                                                                                             2,746,981         0.35
                                                                                                          ------------   -----------
  GAS DISTRIBUTORS
  Knight Inc. (Kinder Morgan), Term Loan B, 6.26%, 5/30/14 ........   United States          1,895,102       1,855,797         0.24
  Niska Gas Storage Canada ULC (C/R Gas),
     Asset Sale Term Loan, 7.28%, 5/13/11 .........................       Canada               366,717         361,158         0.04
     Canadian Term Loan, 7.323%, 5/12/13 ..........................       Canada             1,999,447       1,971,894         0.25
  Niska Gas Storage U.S. LLC (C/R Gas),
     Delay Draw, 7.325%, 5/12/13 ..................................   United States            219,960         214,472         0.03
     U.S. Term Loan, 7.323%, 5/12/13 ..............................   United States            324,717         316,038         0.04
                                                                                                          ------------   -----------
                                                                                                             4,719,359         0.60
                                                                                                          ------------   -----------
  HOME FURNISHINGS
  National Bedding Co. LLC, Term Loan, 6.72% - 7.65%,
    2/28/13 .......................................................   United States          2,426,326       2,318,572         0.30
  Simmons Bedding Company, Term Loan D, 6.875% - 8.50%,
    12/19/11 ......................................................   United States          2,328,389       2,267,758         0.29
                                                                                                          ------------   -----------
                                                                                                             4,586,330         0.59
                                                                                                          ------------   -----------
  HOMEBUILDING
  CONTECH Construction Products Inc., Term Loan B,
    6.82% - 7.13%, 1/31/13 ........................................   United States          2,976,854       2,881,625         0.37
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
    7.084% - 7.231%, 4/05/13 ......................................       Canada             3,272,512       3,054,628         0.39
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
    7.084% - 7.231%, 4/05/13 ......................................   United States          3,278,087       3,059,832         0.39
                                                                                                          ------------   -----------
                                                                                                             8,996,085         1.15
                                                                                                          ------------   -----------


                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HOSPITAL/NURSING MANAGEMENT
  Community Health Systems Inc., Term Loan, 7.755% - 7.76%,
    7/25/14 ......................................................   United States     $    8,577,174     $ 8,443,456         1.08
  HCA Inc., Term Loan B-1, 7.448%, 11/18/13 ......................   United States          9,211,331       9,040,645         1.16
  Health Management Associates Inc., Term Loan B,
    6.503% - 6.948%, 2/28/14 .....................................   United States          6,316,130       6,068,538         0.78
  Iasis Healthcare LLC,
     Delayed Draw Term Loan, 7.698% - 7.72%, 3/14/14 .............   United States            705,882         676,101         0.09
     Initial Term Loan, 7.065% - 7.198%, 3/14/14 .................   United States          2,777,774       2,660,580         0.34
     Synthetic L/C, 7.32%, 3/14/14 ...............................   United States            254,372         243,640         0.03
  LifePoint Hospitals Inc., Term Loan B, 7.165%, 4/15/12 .........   United States          2,110,383       2,067,289         0.26
  Psychiatric Solutions Inc., Second Additional Term
    Loan, 6.568% - 7.178%, 7/01/12 ...............................   United States          1,998,694       1,938,074         0.25
  Surgical Care Affiliates LLC, Term Loan B, 7.448%,
    12/29/14 .....................................................   United States          1,097,250       1,056,882         0.13
  United Surgical Partners International Inc.,
     Delayed Draw Term Loan, 7.367% - 7.43%, 4/19/14 .............   United States            235,565         227,510         0.03
     Term Loan B, 7.381%, 4/19/14 ................................   United States          1,919,387       1,853,763         0.24
  Vanguard Health Holding Co. II LLC, Replacement Term Loan,
    7.448%, 9/23/11 ..............................................   United States          5,355,426       5,210,723         0.67
                                                                                                          -----------   -----------
                                                                                                           39,487,201         5.06
                                                                                                          -----------   -----------
  HOUSEHOLD/PERSONAL CARE
  Acco Brands Corp., Term Loan B, 6.949% - 7.338%,
    8/17/12 ......................................................   United States          2,250,180       2,190,415         0.28
  American Safety Razor Co., Term Loan B, 7.35% - 7.65%,
    7/31/13 ......................................................   United States            493,750         484,996         0.06
  Prestige Brands Inc., Term Loan B, 7.086% - 7.755%,
    4/06/11 ......................................................   United States          1,698,065       1,671,490         0.22
  Spectrum Brands Inc.,
     Dollar Term B Loan, 9.244% - 9.754%, 4/01/13 ................   United States          1,298,994       1,279,457         0.16
     L/C Commitment, 4.974%, 4/01/13 .............................   United States             63,719          62,761         0.01
                                                                                                          -----------   -----------
                                                                                                            5,689,119         0.73
                                                                                                          -----------   -----------
  INDUSTRIAL CONGLOMERATES
  FCI USA,
     Term Loan B1, 7.755%, 11/01/13 ..............................   United States          1,350,000       1,311,080         0.17
     Term Loan C1, 7.755%, 11/03/14 ..............................   United States          1,350,000       1,305,153         0.17
  GPS CCMP Merger Corp. (Generac), Term Loan B, 7.73%,
    11/09/13 .....................................................   United States          5,751,333       5,083,143         0.65
  PlayPower Inc., Term Loan B, 7.95%, 6/30/12 ....................   United States            629,528         622,137         0.08
  TriMas Co. LLC,
     Term Loan B, 7.098% - 7.234%, 8/02/13 .......................   United States          2,932,466       2,860,885         0.37
     Tranche B-1 L/C, 7.70%, 8/02/13 .............................   United States            683,559         671,801         0.08
                                                                                                          -----------   -----------
                                                                                                           11,854,199         1.52
                                                                                                          -----------   -----------


10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT a       VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INDUSTRIAL MACHINERY
  Bucyrus International Inc., Tranche B Dollar Term Loan,
    6.628% - 7.114%, 5/04/14 .....................................   United States     $    2,793,000     $ 2,742,335         0.35
  CI Acquisition Inc. (Chart Industries), Term Loan B, 7.188%,
    10/17/12 .....................................................   United States            962,662         948,982         0.12
  Colfax Corp., Term Loan B, 7.50%, 11/30/11 .....................   United States          2,461,690       2,428,679         0.31
  Dresser Inc., Term Loan B, 7.319% - 8.01%, 5/04/14 .............   United States          4,323,770       4,259,216         0.55
  RBS Global Inc. (Rexnord Corp.),
     Incremental Tranche B-2, 7.642%, 7/22/13 ....................   United States          1,283,750       1,257,382         0.16
     Term Loan, 7.498% - 7.68%, 7/22/13 ..........................   United States          2,803,279       2,746,064         0.35
  Sensus Metering Systems Inc.,
     Term Loan B1, 7.122% - 7.495%, 12/17/10 .....................   United States          4,904,078       4,809,429         0.62
     Term Loan B2, 7.198% - 7.383%, 12/17/10 .....................    Luxembourg              318,623         312,473         0.04
                                                                                                          -----------   -----------
                                                                                                           19,504,560         2.50
                                                                                                          -----------   -----------
  INDUSTRIAL SPECIALTIES
  Veyance Technologies Inc. (Goodyear Engineered Products),
    Term Loan B, 7.46%, 7/31/14 ..................................   United States          2,537,500       2,459,599         0.32
                                                                                                          -----------   -----------
  INVESTMENT BANKS/BROKERS
  Amwins Group Inc., First Lien Term Loan, 8.05% - 8.17%,
    6/08/13 ......................................................   United States          2,793,000       2,671,365         0.34
  BNY ConvergEx Group LLC,
     First Lien Term Loan, 8.20%, 10/02/13 .......................   United States          4,178,571       4,095,000         0.52
     Incremental Term Loan B, 8.20%, 10/02/13 ....................   United States            453,925         444,846         0.06
  LPL Holdings Inc., Term Loan D, 7.198%, 12/18/14 ...............   United States          1,723,870       1,692,479         0.22
  TD Ameritrade Holding Corp., Term Loan B, 6.25%,
    12/31/12 .....................................................   United States          1,137,965       1,117,516         0.14
                                                                                                          -----------   -----------
                                                                                                           10,021,206         1.28
                                                                                                          -----------   -----------
  LIFE/HEALTH INSURANCE
  Conseco Inc., Term Loan, 6.819%, 10/10/13 ......................   United States          3,968,247       3,790,509         0.49
                                                                                                          -----------   -----------
  MAJOR TELECOMMUNICATIONS
  Alaska Communications Systems Holdings Inc.,
     2005 Incremental Loan, 6.948%, 2/01/12 ......................   United States            728,567         714,702         0.09
     2006 Incremental Loan, 6.948%, 2/01/12 ......................   United States            300,000         294,261         0.04
     Term Loan, 6.948%, 2/01/12 ..................................   United States          2,357,133       2,312,277         0.30
  Consolidated Communications Inc., Term Loan D, 6.948%,
    10/14/11 .....................................................   United States          2,000,000       1,976,760         0.25
  Wind Telecomunicazioni SpA,
     Term Loan B, 7.84%, 9/30/13 .................................       Italy              3,150,000       3,206,731         0.41
     Term Loan C, 8.319%, 9/30/14 ................................       Italy              3,150,000       3,146,567         0.40
                                                                                                          -----------   -----------
                                                                                                           11,651,298         1.49
                                                                                                          -----------   -----------


                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY       PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MEDICAL SPECIALTIES
c Bausch and Lomb Inc.,
     Delayed Draw Term Loan, 9.75%, 10/28/13 .....................   United States     $      520,000     $   520,749         0.07
     Parent Term Loan B, 9.75%, 4/28/14 ..........................   United States          2,080,000       2,082,995         0.27
  Carestream Health Inc., Term Loan, 6.753% - 7.327%,
    4/30/13 ......................................................   United States          1,500,000       1,445,190         0.18
                                                                                                          -----------   -----------
                                                                                                            4,048,934         0.52
                                                                                                          -----------   -----------
  MEDICAL/NURSING SERVICES
  AMR Holdco/EmCare Holdco, Term Loan B, 7.045% - 7.724%,
    2/10/12 ......................................................   United States          1,346,310       1,327,206         0.17
  DaVita Inc., Term Loan B-1, 6.26% - 7.01%, 10/05/12 ............   United States          7,377,225       7,232,041         0.93
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.573% - 6.973%, 3/31/13 .....................................   United States          6,993,750       6,892,621         0.88
  HealthSouth Corp., Term Loan B, 7.32% - 7.63%, 3/10/13 .........   United States          2,060,470       2,057,544         0.26
  U.S. Oncology Inc., Term Loan B, 7.234% - 7.448%,
    8/20/11 ......................................................   United States          2,073,380       2,031,000         0.26
                                                                                                          -----------   -----------
                                                                                                           19,540,412         2.50
                                                                                                          -----------   -----------
  METAL FABRICATION
  Baldor Electric Co., Term Loan B, 6.563% - 7.125%,
    1/31/14 ......................................................   United States            900,335         889,171         0.11
                                                                                                          -----------   -----------
  MISCELLANEOUS COMMERCIAL SERVICES
  Acxiom Corp., Term Loan B, 6.795%, 9/14/12 .....................   United States          2,629,333       2,565,598         0.33
  Affiliated Computer Services Inc.,
     Additional Term Loan, 6.753% - 7.122%, 3/20/13 ..............   United States            838,914         828,293         0.11
     Term Loan B, 6.819%, 3/20/13 ................................   United States          1,277,250       1,261,080         0.16
  American Reprographics Co. LLC, Term Loan B,
    6.503% - 6.643%, 6/18/09 .....................................   United States          2,793,907       2,749,931         0.35
  ARAMARK Corp.,
     Synthetic L/C, 5.198%, 1/26/14 ..............................   United States            242,955         238,242         0.03
     Term Loan B, 7.198%, 1/26/14 ................................   United States          3,399,353       3,333,406         0.43
  Audatex North America Inc., Domestic Term Loan C, 7.688%,
    5/16/14 ......................................................   United States          1,135,668       1,103,926         0.14
  Brickman Group Holdings Inc., Term Loan B, 7.34%,
    1/23/14 ......................................................   United States          2,885,500       2,749,276         0.35
  CCC Information Services Group Inc., Term Loan B, 7.71%,
    2/10/13 ......................................................   United States          3,134,153       3,086,107         0.40
  Coinmach Corp., Term Loan B-1, 7.563% - 7.875%,
    12/19/12 .....................................................   United States          1,489,408       1,468,497         0.19
  Corporate Express U.S. Finance Inc.,
     Term Loan D-1, 6.958% - 7.58%, 12/23/10 .....................   United States          1,875,155       1,840,408         0.24
     Term Loan D-1 Add-On, 6.958% - 7.646%, 12/23/10 .............   United States          1,985,000       1,954,510         0.25
  Dealer Computer Services Inc. (Reynolds & Reynolds),
    First Lien Term Loan, 7.198%, 10/26/12 .......................   United States          5,800,100       5,697,960         0.73
  Duratek Inc. (EnergySolutions), Term Loan B, 7.66%,
    6/07/13 ......................................................   United States          1,018,094         999,860         0.13


12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT a       VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
  Emdeon Business Services LLC, First Lien Term Loan,
    7.448% - 7.45%, 11/16/13 .....................................   United States     $    2,431,581     $ 2,390,341         0.31
  EnergySolutions LLC,
     Synthetic L/C, 7.295%, 6/07/13 ..............................   United States            108,318         106,556         0.01
     Synthetic L/C (Add-On), 7.295%, 6/07/13 .....................   United States          1,000,000         975,840         0.12
     Term Loan B, 7.66%, 6/07/13 .................................   United States          2,123,841       2,089,307         0.27
  First Data Corp.,
     Term Loan B-1, 7.96%, 9/24/14 ...............................   United States          1,755,167       1,687,102         0.22
     Term Loan B-2, 7.96%, 9/24/14 ...............................   United States            274,722         264,346         0.03
     Term Loan B-3, 7.96%, 9/24/14 ...............................   United States          1,170,111       1,128,303         0.14
  Language Lines Inc., Term Loan B, 8.42%, 6/11/11 ...............   United States          1,365,236       1,335,365         0.17
c Metavante Corp., Term Loan B, 8.25%, 11/01/14 ..................   United States          3,400,000       3,315,000         0.42
  Mitchell International Inc., First Lien Term Loan, 7.198%,
    3/28/14 ......................................................   United States          2,487,500       2,351,135         0.30
  NEP II Inc., Term Loan B, 7.448%, 2/18/14 ......................   United States            957,929         910,856         0.12
  Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.36%,
    8/09/13 ......................................................   United States          9,401,273       9,166,712         1.17
  Travelport LLC,
     Delayed Draw Term Loan, 7.448%, 8/23/13 .....................   United States          3,762,367       3,657,397         0.47
     Synthetic L/C, 7.448%, 8/23/13 ..............................   United States            535,332         520,396         0.07
     Term Loan B, 7.448%, 8/23/13 ................................   United States          2,667,981       2,593,544         0.33
  Workflow Management Inc., Term Loan B, 9.484%,
    11/30/11 .....................................................   United States          1,693,636       1,491,416         0.19
                                                                                                          -----------   -----------
                                                                                                           63,860,710         8.18
                                                                                                          -----------   -----------
  MOVIES/ENTERTAINMENT
  24 Hour Fitness Worldwide Inc., Term Loan B, 7.74% - 7.88%,
    6/08/12 ......................................................   United States          1,970,000       1,931,900         0.25
  AMF Bowling Worldwide Inc., Term Loan B, 8.063% - 8.224%,
    6/08/13 ......................................................   United States          1,995,000       1,926,113         0.25
  Carmike Cinemas Inc., Delay Draw, 8.98%, 5/19/12 ...............   United States          1,837,900       1,825,126         0.23
  Cinemark USA Inc., Term Loan, 6.98% - 7.45%, 10/05/13 ..........   United States          2,950,946       2,886,969         0.37
  Cinram International, Term Loan B, 7.36%, 5/05/11 ..............      Canada              1,715,452       1,643,730         0.21
  National CineMedia LLC, Term Loan, 7.46%, 2/13/15 ..............   United States          3,700,000       3,551,630         0.45
  Regal Cinemas Corp., Term Loan, 6.698%, 10/27/13 ...............   United States          8,538,472       8,371,374         1.07
  WMG Acquisition Corp. (Warner Music), Term Loan B,
    7.093% - 7.541%, 2/28/11 .....................................   United States          2,381,973       2,348,721         0.30
  Zuffa LLC, Term Loan B, 7.563%, 6/19/15 ........................   United States          3,491,250       3,249,865         0.42
                                                                                                          -----------   -----------
                                                                                                           27,735,428         3.55
                                                                                                          -----------   -----------
  OIL & GAS PRODUCTION
  Helix Energy Solutions Group, Term Loan B, 7.091% - 7.229%,
    7/01/13 ......................................................   United States          3,539,679       3,461,027         0.44
                                                                                                          -----------   -----------
  OIL REFINING/MARKETING
  Citgo Petroleum Corp., Term Loan B, 6.221%, 11/15/12 ...........   United States          2,002,248       1,994,620         0.26
  Western Refining Inc., Term Loan B, 6.569%, 5/30/14 ............   United States          2,394,000       2,366,397         0.30
                                                                                                          -----------   -----------
                                                                                                            4,361,017         0.56
                                                                                                          -----------   -----------


                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT a       VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OILFIELD SERVICES/EQUIPMENT
  Petroleum Geo-Services ASA, Term Loan B, 6.95%,
    6/29/15 ......................................................      Norway         $    3,690,750     $ 3,624,132         0.46
                                                                                                          -----------   -----------
  OTHER CONSUMER SERVICES
  Affinion Group Inc., Term Loan B, 7.498% - 8.00%,
    10/17/12 .....................................................   United States          3,878,773       3,835,331         0.49
  Edge Acquisition Corp., First Lien Term Loan, 7.57%,
    6/14/13 ......................................................   United States            995,768         979,218         0.12
  Education Management LLC, Term Loan C, 7.00%, 6/01/13 ..........   United States          4,953,541       4,811,226         0.62
  FTD Inc., Term Loan B, 6.503%, 7/28/13 .........................   United States          1,341,504       1,312,461         0.17
  Laureate Education Inc., Closing Date Term Loan, 8.729%,
    9/25/14 ......................................................   United States          1,741,935       1,703,613         0.22
  Protection One Inc., Term Loan C, 7.01% - 7.76%,
    3/31/12 ......................................................   United States            918,938         898,134         0.11
  Sabre Inc., Term Loan B, 6.96%, 9/30/14 ........................   United States          3,304,146       3,116,569         0.40
  VICAR Operating Inc.,
     Incremental Term Loan, 6.313%, 5/16/11 ......................   United States            895,500         864,820         0.11
     Term Loan B, 6.313%, 5/16/11 ................................   United States            942,196         909,916         0.12
                                                                                                          -----------   -----------
                                                                                                           18,431,288         2.36
                                                                                                          -----------   -----------
  OTHER CONSUMER SPECIALTIES
  Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
    7.198%, 12/21/11 .............................................   United States          2,824,366       2,795,331         0.36
                                                                                                          -----------   -----------
  OTHER METALS/MINERALS
  Noranda Aluminum Acquisition Corp., Term Loan B, 7.51%,
    5/18/14 ......................................................   United States          1,127,250       1,107,151         0.14
  Thompson Creek Metals Co., First Lien Term Loan, 9.56%,
    10/26/12 .....................................................   United States          2,527,950       2,519,684         0.32
                                                                                                          -----------   -----------
                                                                                                            3,626,835         0.46
                                                                                                          -----------   -----------
  PACKAGED SOFTWARE
  Infor Global Solutions,
     Delayed Draw First Lien Term Loan, 8.95%, 7/30/12 ...........     Luxembourg             893,233         863,328         0.11
     First Lien Term Loan, 8.95%, 7/30/12 ........................     Luxembourg           1,712,030       1,654,711         0.21
  Nuance Communications Inc., Term Loan B-1, 6.76%,
    3/31/13 ......................................................   United States          1,094,500       1,057,725         0.14
  SunGard Data Systems Inc., New U.S. Term Loan, 7.356%,
    2/28/14 ......................................................   United States          8,462,185       8,352,684         1.07
                                                                                                          -----------   -----------
                                                                                                           11,928,448         1.53
                                                                                                          -----------   -----------
  PERSONNEL SERVICES
  Allied Security Holdings LLC, Term Loan D, 8.20%,
    6/30/10 ......................................................   United States            872,238         866,464         0.11
                                                                                                          -----------   -----------
  PROPERTY-CASUALTY INSURANCE
  Affirmative Insurance Holdings Inc., Term Loan,
    8.253% - 9.041%, 1/31/14 .....................................   United States          1,885,750       1,851,297         0.24
                                                                                                          -----------   -----------


14 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PUBLISHING: BOOKS/MAGAZINES
  Readers Digest Association Inc., Term Loan B,
    7.385% - 7.58%, 3/02/14 .......................................   United States    $     1,194,008    $  1,131,824         0.15
  Wenner Media LLC, Term Loan B, 6.948%, 10/02/13 .................   United States          2,731,063       2,652,299         0.34
                                                                                                          ------------   -----------
                                                                                                             3,784,123         0.49
                                                                                                          ------------   -----------
  PUBLISHING: NEWSPAPERS
  Canwest Mediaworks LP, Term Loan B, 7.541%, 7/10/12 .............      Canada              2,693,250       2,632,975         0.34
  MediaNews Group Inc.,
     Term Loan B, 6.638%, 12/30/10 ................................   United States            897,345         869,841         0.11
     Term Loan C, 7.138%, 8/02/13 .................................   United States          1,876,250       1,803,620         0.23
  Tribune Co., Term Loan B, 8.244%, 5/16/14 .......................   United States          6,982,500       6,493,795         0.83
                                                                                                          ------------   -----------
                                                                                                            11,800,231         1.51
                                                                                                          ------------   -----------
  PULP & PAPER
  Domtar Corp., Term Loan, 6.475%, 3/07/14 ........................   United States          1,684,167       1,648,647         0.21
  Georgia-Pacific Corp.,
     Additional Term Loan, 6.948% - 7.474%, 12/20/12 ..............   United States            916,095         895,547         0.11
     Term Loan B, 6.948% - 7.474%, 12/20/12 .......................   United States          6,623,954       6,440,404         0.82
  NewPage Corp., Term Loan, 7.374% - 7.479%, 5/02/11 ..............   United States          1,388,609       1,387,596         0.18
  Verso Paper Holdings LLC, Term Loan B, 7.00%, 8/01/13 ...........   United States          2,616,614       2,539,058         0.33
                                                                                                          ------------   -----------
                                                                                                            12,911,252         1.65
                                                                                                          ------------   -----------
  RAILROADS
  Helm Financial Corp., Term Loan B, 7.069% - 7.607%,
    7/08/11 .......................................................   United States            926,634         910,668         0.12
  Kansas City Southern Railway Co., Term Loan B,
    6.57% - 6.90%, 4/26/13 ........................................   United States          2,127,281       2,076,077         0.26
                                                                                                          ------------   -----------
                                                                                                             2,986,745         0.38
                                                                                                          ------------   -----------
  REAL ESTATE INVESTMENT TRUSTS
  Capital Automotive REIT, Term Loan B, 6.88%, 12/15/10 ...........   United States          1,001,400         979,620         0.13
  CB Richard Ellis Services Inc., Term Loan B, 6.498%,
    12/20/13 ......................................................   United States          3,938,523       3,841,792         0.49
  Macerich Co., Term Loan B, 6.688%, 4/25/10 ......................   United States          3,500,000       3,443,510         0.44
                                                                                                          ------------   -----------
                                                                                                             8,264,922         1.06
                                                                                                          ------------   -----------
  RECREATIONAL PRODUCTS
  Mega Bloks Inc., Term Loan B, 7.25%, 7/26/12 ....................      Canada              3,541,329       3,447,377         0.44
                                                                                                          ------------   -----------
  RESTAURANTS
  Arby's Restaurant Holdings LLC, Term Loan B,
    7.003% - 7.448%, 7/25/12 ......................................   United States          4,016,140       3,931,399         0.50
  OSI Restaurant Partners LLC (Outback),
     Pre-Funded Revolving Credit, 5.523%, 6/14/13 .................   United States            274,927         263,836         0.04
     Term Loan B, 7.063%, 6/14/14 .................................   United States          3,592,540       3,448,659         0.44
                                                                                                          ------------   -----------
                                                                                                             7,643,894         0.98
                                                                                                          ------------   -----------


                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  SEMICONDUCTORS
  Fairchild Semiconductor Corp., Term Loan, 6.698%,
    6/26/13 .......................................................   United States     $    1,935,685    $  1,869,852         0.24
                                                                                                          ------------   -----------
  SPECIALTY STORES
  Dollar General Corp., Tranche B-1 Term Loan, 7.734%,
    7/07/14 .......................................................   United States          1,400,000       1,353,954         0.17
  Pantry Inc., Term Loan B, 6.51%, 5/14/14 ........................   United States            863,603         826,649         0.11
                                                                                                          ------------   -----------
                                                                                                             2,180,603         0.28
                                                                                                          ------------   -----------
  SPECIALTY TELECOMMUNICATIONS
  Iowa Telecommunications Services Inc., Term Loan B,
    6.95% - 7.23%, 11/23/11 .......................................   United States          2,250,000       2,235,330         0.29
  NTELOS Inc., Term Loan B-1, 7.01%, 8/24/11 ......................   United States          4,283,252       4,246,930         0.54
  West Corp., Term Loan B-2, 7.128% - 7.88%, 10/24/13 .............   United States          4,158,079       4,073,337         0.52
  Windstream Corp., Tranche B-1, 6.714%, 7/17/13 ..................   United States          4,280,732       4,267,291         0.55
                                                                                                          ------------   -----------
                                                                                                            14,822,888         1.90
                                                                                                          ------------   -----------
  TRUCKING
  Swift Transportation Co., Term Loan B, 8.375%, 5/09/14 ..........   United States          1,104,651         989,204         0.13
                                                                                                          ------------   -----------
  TRUCKS/CONSTRUCTION/FARM MACHINERY
  Oshkosh Truck Corp.,
     Term Loan A, 7.20%, 12/06/11 .................................   United States          1,312,500       1,297,065         0.16
     Term Loan B, 7.45%, 12/06/13 .................................   United States          7,482,670       7,392,653         0.95
                                                                                                          ------------   -----------
                                                                                                             8,689,718         1.11
                                                                                                          ------------   -----------
  WHOLESALE DISTRIBUTORS
  Interline Brands,
     Delayed Draw Term Loan, 6.569%, 6/23/13 ......................   United States          1,013,243         971,913         0.12
     Term Loan B, 6.569%, 6/23/13 .................................   United States            700,489         671,916         0.09
                                                                                                          ------------   -----------
                                                                                                             1,643,829         0.21
                                                                                                          ------------   -----------
  TOTAL SENIOR FLOATING RATE INTERESTS
   (COST $729,818,031) ............................................                                        712,183,966        91.25
                                                                                                          ------------   -----------


16 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $70,660,401)
d REPURCHASE AGREEMENT
  Joint Repurchase Agreement, 4.702%, 11/01/07 ....................   United States     $   70,660,401    $ 70,660,401         9.05
    (Maturity Value $70,669,631)
     ABN AMRO Bank, NV, New York Branch
       (Maturity Value $5,965,930)
     Banc of America Securities LLC (Maturity Value $6,703,015)
     Barclays Capital Inc. (Maturity Value $6,703,015)
     BNP Paribas Securities Corp. (Maturity Value $5,965,930)
     Credit Suisse Securities (USA) LLC
       (Maturity Value $5,965,930)
     Deutsche Bank Securities Inc. (Maturity Value $5,965,930)
     Goldman, Sachs & Co. (Maturity Value $6,703,015)
     Greenwich Capital Markets Inc. (Maturity Value $6,703,015)
     Lehman Brothers Inc. (Maturity Value $1,358,976)
     Merrill Lynch Government Securities Inc.
       (Maturity Value $5,965,930)
     Morgan Stanley & Co. Inc. (Maturity Value $5,965,930)
     UBS Securities LLC (Maturity Value $6,703,015)
       Collateralized by U.S. Government Agency Securities,
         2.95% - 7.25%, 11/02/07 - 10/24/12;
         e U.S. Government Agency Discount Notes,
             11/16/07 - 3/31/08; e U.S. Treasury Bill, 4/17/08 and
               U.S. Treasury Notes, 2.00% - 4.875%,
                 9/15/08 - 8/31/12
                                                                                                          ------------   ----------
  TOTAL INVESTMENTS (COST $800,478,432) ...........................                                        782,844,367       100.30
  OTHER ASSETS, LESS LIABILITIES ..................................                                         (2,354,299)       (0.30)
                                                                                                          ------------   ----------
  NET ASSETS ......................................................                                       $780,490,068       100.00
                                                                                                          ============   ==========

SELECTED PORTFOLIO ABBREVIATIONS

L/C  - Letter of Credit
REIT - Real Estate Investment Trust

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c A portion or all of the security purchased on a when-issued or delayed delivery basis.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2007, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 17

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Floating Rate Master Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund), which is organized as a partnership. The shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


18 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

3. INCOME TAXES

At October 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $ 800,558,365
                                                      ==============
Unrealized appreciation ...........................   $     418,583
Unrealized depreciation ...........................     (18,132,581)
                                                      --------------
Net unrealized appreciation (depreciation) ........   $ (17,713,998)
                                                      ==============

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 19

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007






                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer